As filed with the Securities and Exchange Commission on September 30, 2003
                                                      Registration No. 33-53569
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ___________________

                        POST-EFFECTIVE AMENDMENT NO. 9 TO
                                    FORM S-6
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                               ___________________

A.       Exact Name of Trust:
                            NATIONAL MUNICIPAL TRUST,
                                   Series 169

B.       Name of depositor:
                  PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC

C.       Complete address of depositor's principal executive office:
                               100 Mulberry Street
                              Gateway Center Three
                            Newark, New Jersey 07102

D.       Name and complete address of agent for service:
                                                             Copy to:
                   SCOTT WALLNER, ESQ.                  KENNETH W. ORCE, ESQ.
        PRUDENTIAL INVESTMENT MANAGEMENT SERVICES    CAHILL GORDON & REINDEL LLP
                           LLC                            80 Pine Street
                   100 Mulberry Street                 New York, New York 10005
                  Gateway Center Three
                Newark, New Jersey 07102

It is proposed that this filing will become effective (check appropriate box.)
 __
/__/ immediately upon filing on (date) pursuant to paragraph (b);
 __
/X_/ on September 30, 2003 pursuant to paragraph (b);
 __
/__/ 60 days after filing pursuant to paragraph (a);
 __
/__/ on (date) pursuant to paragraph (a) of rule 485.

CUSIP: 63701J520R                                                   MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.

-------------------------------------------------------------------------------
NMT                                           NATIONAL MUNICIPAL TRUST
                                              Series 169
-------------------------------------------------------------------------------

The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of the Trust are the providing of interest income which, in the opinion of counsel, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio of long-term debt obligations issued on behalf of states, counties, municipalities, authorities and political subdivisions thereof, and territories, or possessions of the United States, and the conservation of capital. There is, of course, no guarantee that the Trust's objectives will be achieved. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Prospectus indicates the extent to which interest income of the Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                           Minimum Purchase : 1 Unit.

PUBLIC OFFERING PRICE of the Units of the Trust is based on the aggregate bid side evaluation of the underlying Securities in the Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
Please read and retain                                      Prospectus dated
this Prospectus for future reference                        September 30, 2003

-------------------------------------------------------------------------------
                            NATIONAL MUNICIPAL TRUST
                                   Series 169
-------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                            Page
Summary........................................              A-i
Summary of Essential Information...............            A-iii
Report of Independent Auditors.................              A-1
Statement of Financial Condition...............              A-2
Schedule of Portfolio Securities...............              A-8
Introduction...................................              B-1
The Trust......................................              B-2
    Objectives.................................              B-2
    Summary Description of the Portfolio.......              B-2
    Securities Selection.......................              B-3
    Yields.....................................              B-4
    Ratings....................................              B-5
Risks..........................................              B-5
    General Obligation Securities..............              B-6
    Zero Coupon Bonds..........................              B-7
    Sections 103A and 143 Securities...........              B-8
    Sections 103(b)(4)(A) and 142 Securities...              B-8
    Housing--Related Securities................              B-9
    Hospital--Related Securities...............             B-10
    Power Facilities--Related Securities.......             B-12
    Industrial Revenue Facilities--Related
      Securities...............................             B-13
    Water and Sewer Facilities--Related
      Securities...............................             B-13
    Revenue Obligations of Universities and
      Schools--Related Securities..............             B-14
    Pollution Control Facilities--Related
      Securities...............................             B-14
    Redevelopment Facilities--Related
      Securities...............................             B-15
    Resource Recovery--Related Securities......             B-15
    Transportation Facilities--Related
      Securities...............................             B-16
    Tax Bonds..................................             B-16
    Tax Allocation Bonds.......................             B-17
    Governmental Payments--Related
      Securities...............................             B-17
    Certificates of Participation--Related
      Securities...............................             B-18
    Legal Proceedings..........................             B-18
    Bankruptcy.................................             B-19
    Redemptions by Issuers.....................             B-19
    Estimated Annual Income Per Unit...........             B-20
Tax Status.....................................             B-20
Public Offering of Units.......................             B-25
    Public Offering Price......................             B-25
    Public Distribution........................             B-26

                                                            Page
Secondary Market...............................             B-27
    Secondary Market Sales Charge..............             B-28
    Volume Discount............................             B-29
    Employee Discount..........................             B-30
Exchange Option................................             B-30
    Tax Consequences...........................             B-32
Reinvestment Program...........................             B-33
Expenses and Charges...........................             B-33
    Organization Costs.........................             B-33
    Trust Fees and Expenses....................             B-34
    Other Charges..............................             B-35
Rights of Unit Holders.........................             B-36
    Certificates...............................             B-36
    Distribution of Interest and Principal.....             B-36
    Reports and Records........................             B-39
Redemption.....................................             B-40
    Tender of Units............................             B-40
    Computation of Redemption Price per Unit...             B-42
    Purchase by the Sponsor of Units Tendered
      for Redemption...........................             B-42
Sponsor........................................             B-43
    Limitations on Liability...................             B-43
    Responsibility.............................             B-43
    Resignation................................             B-44
Trustee........................................             B-45
    Limitations on Liability...................             B-45
    Responsibility.............................             B-45
    Resignation................................             B-46
Evaluator......................................             B-46
    Limitations on Liability...................             B-46
    Responsibility.............................             B-46
    Resignation................................             B-47
Amendment and Termination of the Indenture.....             B-47
    Amendment..................................             B-47
    Termination................................             B-48
Code of Ethics.................................             B-48
Legal Opinions.................................             B-48
Independent Auditors...........................             B-48
Bond Ratings...................................             B-48
    Standard & Poor's Corporation..............             B-49
    Moody's Investors Service..................             B-50
    Fitch Investors Service, Inc...............             B-51

--------------------------------------------------------------------------------
This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------
No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    NATIONAL MUNICIPAL TRUST, Series 169 (the 'National Trust' or the 'Trust' as the context requires) is composed of interest-bearing municipal bonds (the 'Securities.') The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder).

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by the Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. In some cases, distribution on a semi-annual basis may be available. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors, a decline in creditworthiness of the issuer of said Securities.

    Note: Prudential Investments LLC, as successor to Prudential Securities Incorporated, has become portfolio supervisor for the Trust.

    Note: All references to Cahill Gordon & Reindel in Part B should be replaced with Cahill Gordon & Reindel LLP.

    Note: All references to PricewaterhouseCoopers LLP, as independent accountants, should be replaced with PricewaterhouseCoopers LLP, as independent auditors.

    Note: In Part B 'Tax Status' the reference to a maximum nominal rate of 20% should be revised to read a maximum nominal rate of 15%.

    Note: The first sentence in Part B 'Sponsor' is amended to delete such sentence and replace it with the following:

    Prudential Investment Management Services LLC, 100 Mulberry Street, Gateway Center Three, Newark, NJ, is a wholly-owned indirect subsidiary of Prudential Financial, Inc. and is a limited liability corporation organized under Delaware law in 1996.

Portfolio Summary

   National Trust

    The Portfolio contains 7 issues of Securities of issuers located in 6 states. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows; lease facilities: 11.0%* of the Trust; health and hospital facilities: 20.9%* of the Trust; housing facilities: 5.7%* of the Trust; industrial revenue facilities: 61.8%* of the Trust; miscellaneous: 0.6%* of the Trust. The Trust is concentrated in industrial revenue facilities Securities.

    The Portfolio also contains Securities representing 5.7%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954 or Section 143 of the Internal Revenue Code of 1986, as amended.

    100%* of the Securities in the Trust are rated by Standard & Poor's Corporation (0.6%* being rated AAA, 38.0%* being rated AA 26.6%* being rated A and 34.8%* being rated BBB). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's, see Part B--'Bond
Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represents its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Four Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 1.4% of the aggregate principal amount of the Securities in the Trust (although only 0.6%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    48.1% of the estimated net annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities.')

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on September 5, 2003.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   Series 169
                            As of September 5, 2003

FACE AMOUNT OF SECURITIES.......................... $3,840,000.00

NUMBER OF UNITS....................................        6,007

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/6,007th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the Trust...................................... $3,891,308.69

  Divided by 6,007 Units........................... $      647.80

  Plus sales charge of 5.437% of Public Offering
    Price (5.749% of net amount invested in
    Securities).................................... $       37.25
                                                    -------------

  Public Offering Price per Unit(2)(4)............. $      685.05
                                                    -------------
                                                    -------------

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $37.25 less than Public Offering
  Price per Unit)(4)............................... $      647.80
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $5 per Unit.
ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--97.4%; at par--1.2%; at a discount from par--1.4%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time.
MANDATORY TERMINATION DATE: The Trust will terminate on the date of the maturity, redemption, sale or other disposition of the last Security held in the Trust.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,000,000.00
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: June 14, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $38.77
  Less estimated annual expenses per Unit(3).....................................................     2.82
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $35.95
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.47
Daily Rate of Income Accrual per Unit............................................................   $.0999
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.25%
Estimated Long-Term Return(6)....................................................................     3.87%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 2.99
Record Dates--tenth day of each month
Distribution Dates--twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of September 5, 2003 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to September 10, 2003, the expected date of settlement for the purchase of Units on September 5, 2003 was $2.99.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                         Report of Independent Auditors


To the Unit Holders, Sponsor and Trustee
National Municipal Trust Series 169

In our opinion, the accompanying statement of financial condition, including the schedule of portfolio securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of National Municipal Trust Series 169 (the "Trust") at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
September 19, 2003

                       STATEMENT OF FINANCIAL CONDITION

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 169

                                May 31, 2003

                               TRUST PROPERTY


Investments in municipal bonds at market value
  (amortized cost $4,239,278) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))                     $4,514,973

Accrued interest receivable                                                   70,321

           Total                                                           4,585,294

                                 LIABILITIES AND NET ASSETS

Less Liabilities:

    Due to Trustee                                                            47,839

    Accrued Trustee's fees and expenses                                        9,108

           Total Liabilities                                                  56,947

Net Assets:

   Balance applicable to 6,150 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market appreciation of
        $275,695                                              $4,505,616

      Undistributed net investment income
      (Note (b))                                                  22,731

           Net assets                                                     $4,528,347

Net asset value per Unit ($4,528,347 divided by 6,150 Units)              $   736.32

                        See notes to financial statements

                          STATEMENTS OF OPERATIONS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 169


<CAPTION
                                                         For the years ended May 31,
                                                       2003         2002         2001
Investment income - interest                         $311,257     $339,060     $411,655

Less Expenses:

   Trust fees and expenses                             17,916       18,838       21,644

           Investment income - net                    293,341      320,222      390,011

Net gain (loss) on investments:

   Realized gain on securities sold
     or redeemed                                       11,192       21,619        6,747

   Change in net unrealized (depreciation)
       appreciation on investments                     43,931      (19,450)      280,486

           Net gain on investments                     55,123        2,169       287,233

Net increase in net assets resulting
   from operations                                   $348,464      322,391      $677,244

                         See notes to financial statements

                        STATEMENTS OF CHANGES IN NET ASSETS

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 169

                                                           For the years ended May 31,
                                                     2003           2002          2001
Operations:

   Investment income - net                        $ 293,341      $ 320,222    $  390,011

   Realized gain on securities sold or
     redeemed                                        11,192         21,619         6,747

   Change in net unrealized market (depreciation)
       appreciation                                  43,931        (19,450)      280,486

           Net increase in net assets
             resulting from operations              348,464        322,391       677,244

Less Distributions to Unit Holders:

   Principal                                       (274,749)    (1,065,520)         -

   Investment income - net                         (258,178)      (351,182)     (395,565)

           Total distributions                     (532,927)    (1,416,702)     (395,565)

Less Capital Unit Transactions:

    Redemption of 530 Units, 530 Units,
     and 456 Units respectively,                   (386,184)      (427,871)     (414,831)

    Accrued interest on redemption                     (848)        (1,022)       (1,004)

          Total capital unit transactions          (387,032)      (428,893)     (415,835)

Net decrease in net assets                         (571,495)    (1,523,204)     (134,156)

Net assets:

   Beginning of year                              5,099,842      6,623,046     6,757,202

   End of year (including undistributed net
   investment income of $22,731,excess
   distribution of net investment income of
   $(11,584) and undistributed net investment
   income of $20,398, respectively)              $4,528,347     $5,099,842    $6,623,046

                          See notes to financial statements

                            NOTES TO FINANCIAL STATEMENTS

                              NATIONAL MUNICIPAL TRUST
                                     SERIES 169

                                    May 31, 2003

(a)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust, which are in conformity with accounting principles generally accepted in the United States of
America:

(1)  Basis of Presentation

JPMorgan Chase Bank (the "Trustee") has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units.
As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

Investments are stated at market value as determined by an unaffiliated Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (June 14, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges" in part B of the Prospectus. A portion of the Trust's organizational costs have been paid by the Trust and were deferred and amortized over a period of five years.

                         NOTES TO FINANCIAL STATEMENTS

                           NATIONAL MUNICIPAL TRUST
                                  SERIES 169

                                 May 31, 2003


(5)  Income

Interest income is recorded on the accrual basis and includes accretion of discounts.

(b)     DISTRIBUTIONS

Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of the Prospectus.

(c)     ORIGINAL COST TO INVESTORS

The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (June 14, 1994) exclusive of accrued interest.

A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 2003 follows:

Original cost to investors                               $10,177,800
Less:  Gross underwriting commissions (sales charge)        (483,375)
Net cost to investors                                      9,694,425

Cost of securities sold or redeemed                       (5,488,326)

Net unrealized market appreciation                           275,695

Accumulated interest accretion                                33,179
Net amount applicable to investors                       $ 4,514,973

                        NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 169

                                May 31, 2003

(d)  FINANCIAL HIGHLIGHTS

Commencing the year ended May 31, 2002, the Trust adopted the requirement to present financial highlights as required by the AICPA "Audits of Investment Companies". This requirement is prospective and the information presented below for 2001 was not restated.


                                          For the years ended  May 31,
                                           2003        2002        2001
Per Unit Operating Performance:

Net asset value, beginning of year       $ 763.45      $ 918.59

Income from investment operations
Net investment income                       47.70         47.94
Net realized and unrealized gain
(loss)on investment transactions             6.74         (2.49)

Total from investment operations            54.44         45.45

Less distributions
Net investment income distributions        (40.44)       (49.88)   $ 62.37
Principal distributions                    (41.13)      (150.71)
                                           (81.57)      (200.59)


Net asset value, end of period           $ 736.32      $ 763.45    $918.59
     Trust Units outstanding at end
        of year                             6,150         6,680      7,210

      Total Return                           7.13%         4.87%

      Ratios to Average Net Assets:
      Expenses                               0.37%         0.32%
      Net investment income                  6.09%         5.46%

                         SCHEDULE OF PORTFOLIO SECURITIES

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 169

                                  May 31, 2003

Port-                                                                                         Optional
folio                              Rating      Face       Coupon   Maturity   Sinking Fund    Refunding       Market
No.         Title of Securities     (1)       Amount      Rate       Date    Redemptions(3)  Redemptions(2) Value(4)(5)
  1. City of Valdez, Alaska,
     Marine Terminal Revenue
     Refunding Bonds, (BP Pipe-
     lines (Alaska) Inc. Proj-
     ect), Series 1993C.            AA+    $  880,000    5.650%    12/01/28       NONE        12/01/03@102   $901,859

  2. State Public Works Board of
     the State of California,
     Lease Revenue Bonds, (The
     Trustees of the California
     State University), 1993
     Series A (Various Califor-
     nia State University Proj-
     ects).                         A-        420,000    5.500     12/01/18   12/01/14@100    12/01/03@102    435,548

  3. Illinois Health Facilities
     Authority, Revenue Bonds,
     Series 1993 (OSF Health Care
     System).                       A         800,000    6.000     11/15/23  11/15/14/@100    11/15/03@102    820,248

  4. Metropolitan Pier and Ex-
     position Authority (Illi-
     nois), McCormick Place Ex-
     pansion Project Bonds,
     Project 94B, MBIA Insured.
     (8)                            AAA       150,000    0.000     06/15/19        NONE           NONE         73,808

  5. Northeast Maryland Waste
     Disposal Authority, Solid
     Waste Revenue Bonds, (Mont-
     gomery County Resource
     Recovery Project), Series
     1993A.  (7)                    A2(6)     440,000    6.300     07/01/16   07/01/11@100    07/01/03@102    450,670

  6. State of North Dakota,
     (North Dakota Housing
     Finance Agency), Single-
     Family Mortgage Program
     Bonds, 1994 Series C.  (7)     A+        240,000    6.950     07/01/25   07/01/17@100    01/01/04@102    246,600

  7. The Industrial Develop-
     ment Board of Humphrey
     County, Tennessee, Solid
     Waste Disposal Facility
     Bonds, E. I. du Pont de
     Nemours and Company Project
     Series 1994.  (7)              AA-        585,000   6.700     05/01/24        NONE       05/01/04@102    616,514

  8. Industrial Development
     Authority of Isle of Wight
     County, Virginia, Solid
     Waste Disposal Facilities
     Revenue Bonds, (Union Camp
     Corporation Project), Series
     1994.  (7)                      BBB       935,000   6.550     04/01/24        NONE       04/01/04@100    969,726

                                            $4,450,000                                                     $4,514,973

                      See notes to schedule of portfolio securities

                     NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                            NATIONAL MUNICIPAL TRUST
                                  SERIES 169

                                 May 31, 2003

(1) All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated, and were not audited by PricewaterhouseCoopers LLP. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

(2) There is shown under this heading the date on which each issue of Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as noncallable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

(3) There is shown under this heading the date on which an issue of Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

(4) The market value of the Securities as of May 31, 2003 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

(5) At May 31, 2003, the net unrealized market appreciation of all Securities was comprised of the following:

     Gross unrealized market appreciation         $ 275,695
     Gross unrealized market depreciation                 -
     Net unrealized market appreciation           $ 275,695

     The amortized cost of the Securities for Federal income tax purposes was $4,239,278 at May 31, 2003.

(6)  Moody's Investors Service, Inc. rating.

(7) In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

(8) Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefor by the Trust.

PROSPECTUS-Part B:


--------------------------------------------------------------------------------

Part B must be distributed with Part A.

--------------------------------------------------------------------------------


                            NATIONAL MUNICIPAL TRUST

                                  INTRODUCTION

     Each Trust set forth in Part A is one of a series of similar but separate unit investment trusts. Unless the context otherwise requires, each trust, including each trust comprising a Multistate Series, a "State Trust," will be referred to in this Part B as the "Trust" or the "Trusts," as the context requires, and, for an insured Trust, the "Insured Trust."

     Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the "Indenture"),1 among Prudential Securities Incorporated2, The Chase Manhattan Bank3 and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. (the "Evaluator"). The Sponsor, Prudential Investment Management Services LLC, is a wholly-owned, indirect subsidiary of the Prudential Insurance Company of America.

_________________________________
* Any statements in this Prospectus are qualified in their entirety by the provisions of the Indenture.

** On July 1, 2001, Prudential Investment Management Services LLC (the "Sponsor") replaced Prudential Securities Incorporated as Sponsor of the Trust. Prudential Securities Incorporated will continue to perform the portfolio supervisory services for the Trust.

*** On December 31, 2000, the Trustee of the Trust changed its name from The Chase Manhattan Bank to JPMorgan Chase Bank (the "Trustee").

                                    THE TRUST

Objectives


The objectives of the Trust are to provide:


o interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes and

o    conservation of capital.

In addition, interest income of each state Trust is exempt to the extent indicated, from State and any local income taxes in the State for which the State Trust is named. Of course, we can give no guarantee that a Trust's objectives will be achieved.

Summary Description of the Portfolio

     On the Date of Deposit, contracts for the purchase of the debt obligations (collectively, the "Securities") (backed by irrevocable letter(s) of credit issued by major commercial bank(s)) were deposited into the Trust and evaluated at prices equal to the evaluation of the Securities on the offering side of the market (which evaluation takes into account any insurance obtained by the issuers or previous owners of the Securities) as determined by the Evaluator as of the Date of Deposit. The Trustee then immediately delivered to the Sponsor Certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of each Trust. Through this Prospectus, the Sponsor is offering Units for sale to the public.

     You will have the right to redeem your Units at a price based on the aggregate bid side evaluation of the Securities if the Units cannot be sold in the secondary market which the Sponsor, although not obligated to do so, proposes to maintain. The Trust has a mandatory termination date. (See Part A--"Summary of Essential Information".) The Sponsor, however, may terminate a Trust substantially before that date upon the occurrence of certain events, including a reduction in the value of the Trust below the value set forth under Part A--"Summary of Essential Information".

         Each Trust consists of:

o the Securities, or contracts to purchase the Securities together with an irrevocable letter or letters of credit for the purchase of the contracts listed under Part A-"Schedule of Portfolio Securities", as long as the Securities may continue to be held in the Trust (including certain securities deposited in the Trust in exchange or substitution for any Securities pursuant to the Indenture), together with

o accrued and undistributed interest on the Securities and undistributed and uninvested cash realized from the disposition of the Securities.

     In the case of a Trust with a deferred sales charge feature ("DSC"), the DSC will be paid from the interest payments, if any, on, and the principal paid at the maturity of the Securities deposited to pay the DSC. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described in this Prospectus, we can give no assurance that the Trust will retain for any length of time its present size and composition. The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any securities.

     The portfolio (the "Portfolio") of the Trust consists primarily of investment grade long-term, (or intermediate term if so designated in Part A or with maturities as designated in Part A) state, municipal and public authority debt obligations. The Securities in the Portfolio of the Trust consist of Securities issued by or on behalf of:

o    states,

o    counties,

o    municipalities,

o    other political subdivisions,

o    the Commonwealth of Puerto Rico, or

o    possessions of the United States.

     In the opinion of recognized bond counsel to the issuer of the Securities or by ruling of the Internal Revenue Service, the interest on the Securities is, with certain exceptions, or upon their delivery will be, exempt from all Federal income taxes under existing law. However, the interest may be subject to state and local taxation. In the case of State Trusts, the Securities are obligations of the specified state or counties, municipalities, authorities or political subdivisions of the State or of the Commonwealth of Puerto Rico or possessions of the United States and will be exempt under existing law from Federal and the specified state and local income taxes to the extent indicated. (See "Tax Status".) Capital gains, if any, will be subject to (1) Federal income tax and, generally, (2) to state and/or local income taxes.

Securities Selection

     The Prudential Insurance Company of America, the indirect parent of the Sponsor, or a division or subsidiary of it has selected the Securities that the Sponsor purchased. In selecting Securities for a Trust, factors established by the Sponsor are considered including, among others, the following:

o    ratings as of the Date of Deposit in the category of:

o BBB or better by Standard & Poor's Corporation o Baa or better by Moody's Investors Service o BBB or better by Fitch Investors Service, Inc. (see "Bond Ratings") or o comparable credit characteristics in the opinion of Prudential,

o maturities or mandatory payment dates consistent with the life and objectives of a Trust,

o yields of the Securities comparable to other securities of comparable quality and maturity,

o the availability and cost of insurance of the scheduled payment of principal and interest, when due, on the Securities in an Insured Trust and the rating of the claims paying ability of an insurer, and

o diversification of the Securities as to purpose and location of Issuer (purpose only in the case of a State Trust.)

     The Trust may contain Securities which were acquired through the participation of an affiliate of the Sponsor as sole underwriter or manager or as a member of the underwriting syndicate for the Securities. (See Part A - "Portfolio Summary.") An underwriter typically purchases securities from the issuer on a negotiated or competitive bid basis in order to market the securities to investors at a profit.

Yields

     The yields on Securities of the type deposited in each Trust depend on a variety of factors, including:

o    interest rates,

o    general conditions of the municipal bond market,

o    size of a particular offering,

o    the maturity of the obligation and

o    rating of the issue.

Ratings

     The ratings represent the opinions of the rating organizations as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields, while securities of the same maturity and coupon with different ratings may have the same yield.

                                      RISKS

     We can give no guarantee that the Trust will achieve its objectives. After the Date of Deposit, a Security in the Trust may cease to be rated or the rating assigned may fall below the minimum requirements of the Trust for the acquisition of Securities. Although the Sponsor may consider these events in determining whether to direct the Trustee to dispose of the Security, these events do not automatically require the elimination of the Security from the Portfolio. (See "Sponsor-Responsibility".) If you invest in the Trust, you should understand the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates.

     On the Date of Deposit, a Unit of the Trust represented the fractional undivided interest in the Securities and net income of the Trust set forth under Part A-"Summary of Essential Information" in the ratio of one Unit for each approximately $ 1,000 principal amount of Securities initially deposited in the Trust. If the Trustee redeems any Units, the principal amount of Securities in the Trust will decline by the principal amount of Securities sold or distributed to redeem Units. The fractional undivided interest in the Trust that each unredeemed Unit represents will increase. Units will remain outstanding until any Unit Holder, which may include the Sponsor, redeems them upon tender to the Trustee or until the termination of the Trust as described in the Indenture.

     Certain Securities in the Portfolio of the Trust are valued at prices in excess of prices at which the Securities may be redeemed in the future. (See Part A-"Schedule of Portfolio Securities.") To the extent that a Security is sold or redeemed at a price which is less than the valuation of the Security on the date you acquired the Units, the proceeds distributable or allocable to you in respect of this redemption or sale will be less than that portion of the purchase price for the Units which was attributable to the Security. You will have a loss of capital.

     The proceeds, however, may be more or less than the valuation of the Security at the time of the redemption or sale. Similarly, certain Securities in the Trust may be valued at a price in excess of their face value at maturity. This means that the Securities were valued at a premium above par. (See Part A-"Schedule of Portfolio Securities.") The proceeds distrib-utable to you upon the maturity of a Security which was valued at a premium on the date you acquired your Units will be less than that portion of the purchase price for the Units which was attributable to the Security. This means that you would suffer a loss of capital.

     The Portfolio of the Trust may include some Securities whose current market value is below the principal amount of the Security. A primary reason for the market value of a Security being less than the principal amount at maturity is that the interest coupons on the Security are at lower rates than the current market interest rate for comparably rated debt securities, even though at the time of the issuance of the Security the interest coupons generally represented then prevailing interest rates on comparably rated debt securities then newly issued. The current yields of the Securities, equaling coupon interest income as a percentage of market price, ignoring any original issue discount, are lower than the current yields, computed on the same basis, of comparably rated debt securities of similar type newly issued at currently prevailing interest rates. Securities selling at market discounts tend to increase in market value as they approach maturity when the principal amount is payable. A market discount tax-exempt Security held to maturity will have a larger portion of its total return in the form of taxable income or gain and less in the form of tax-exempt income than a comparable Security bearing interest at current market rates.

     Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any gain attributable to market discount will not be recognized until maturity, redemption or sale of the Securities or Units. The current yield of the discounted securities carrying the same coupon interest rate and which are otherwise comparable tends to be higher for securities with longer periods to maturity than it is for those with shorter periods to maturity. This difference is because the market value of the securities with a longer period to maturity tends to be less than the market value of such a bond with a shorter period to maturity. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued bonds will become deeper. If the currently prevailing interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.

General Obligation Securities

     The Portfolio of the Trust may contain Securities that are general obligations of governmental entities and/or bonds guaranteed by governmental entities. The taxing power of the respective entities backs these general obligations and guarantees. The ability of the issuer of a general obligation bond to meet its obligation depends largely upon its economic condition. Many issuers rely upon ad valorem real property taxes as a source of revenue. Ad valorem tax is a state or local government tax based on the value of real property as determined by the county tax assessor. Proposals in the form of state legislative or voter initiatives to limit ad valorem real property taxes have been introduced in various states. We cannot presently predict the impact of these or future proposals, if adopted, on states, local governments or school districts or on their abilities to make future payments of their outstanding debt obligations.

     The remaining issues are payable from the income of specific projects or authorities. The issuer's power to levy taxes does not support them. This latter group of issues contains Securities that the moral obligations of governmental entities support. In the event of a deficiency in the debt service reserve funds of moral obligation Securities, the governmental entity having the moral commitment may, but is not legally obligated to, satisfy this deficiency.
However, in the event of a deficiency in the debt service reserve funds of Securities not backed by these moral obligations, no such moral commitment of a governmental entity exists.

Zero Coupon Bonds


     The Portfolio of the Trust may contain zero coupon bond(s), or one or more other Securities which were issued with an "original issue discount". "Original issue discount" bonds are issued at prices which represent a discount from face amount, principally because the bonds bear no interest or interest at rates which are lower than market interest rates prevailing at the time of the issuance.

     A discounted bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt income than a comparable bond bearing interest at current market rates. Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity of face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds. For example, the market value of zero coupon bonds is subject to greater fluctuation in response to changes in interest rates than is the market value of bonds which pay interest currently. Zero coupon bonds generally are subject to redemption at compound accreted value based on par value at maturity. Because the issuer is not obligated to make current interest payments, zero coupon bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of:

o    not paying interest on a semi-annual basis and

o providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity.

     In addition, in the event the portfolio is valued at less than the optional termination value, the Trust may terminate at a time when the only Securities in the portfolio are zero coupon bonds. The sale of these zero coupon bonds at this time may result in a loss to you.

Sections 103A and 143 Securities


     The Portfolio of the Trust may contain Securities which are subject to the requirements of Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986, as amended. Obligations described in Section 103A or Section 143 are exempt from Federal income taxation if the issuer uses all of the proceeds of the issue, exclusive of issuance costs and a reasonably required reserve, to make or acquire loans which meet requirements, including certain requirements which must be satisfied after issuance. If the issuer does not use proceeds of the issue to acquire the loans, the issuer may be required to redeem all or a portion of the issue from the uncommitted proceeds to maintain the issue's tax exemption. Bond counsel to each issuer has issued an opinion that the interest on the Securities was exempt from Federal income tax at the time the Securities were issued. The failure of the issuers of the Securities to meet certain ongoing compliance requirements imposed by Sections 103A and 143 could render the interest on the Securities subject to Federal income taxation, possibly from the date of their issuance. If interest on the Securities in a Trust is ultimately deemed to be subject to Federal income taxation, the loss of tax-exempt status will likely adversely affect the market value of the Securities. In this event and under the terms of the Indenture the Sponsor may direct the sale of the Securities. The sale of the Securities in these circumstances is likely to result in a loss to the Trust.

Sections 103(b)(4)(A) and 142 Securities


     The  Portfolio  of  the  Trust  may  include  certain   housing   authority
obligations whose tax exemption depends upon qualification under Section 103(b)(4)(A) of the 1954 Code, or Section 142 of the 1986 Code, and appropriate Treasury Regulations. Both Sections require that specified minimum percentages of the units in each rental housing project financed by tax-exempt debt are to be continuously occupied by low or moderate income tenants for specified periods.

     Department of the Treasury Regulations issued under Section 103(b)(4)(A) of the 1954 Code provide that in order to prevent possible retroactive Federal income taxation of interest on the Securities, the issuer must meet certain conditions. The regulations provide that this retroactive taxation will not occur if the issuer corrects any non-compliance occurring after the issuance of the Securities within a reasonable period after the issuer first discovers or should have discovered this noncompliance.

     Department of Treasury Regulations issued under Section 142 also provide, for bonds issued on or after May 16, 1997, that no retroactive taxation will generally occur if certain conditions are met in specified time frames. This rule does not apply to qualified residential rental project obligations when the net proceeds from those obligations have been spent.

     If the interest on any of the Securities in the Trust that are housing securities should ultimately be deemed to be taxable, the Sponsor may instruct the Trustee to sell the Securities. Since the Trustee would sell them as taxable securities, we expect that the Trustee would have to sell the Securities at a substantial discount from the current market price of a comparable tax-exempt security.

     The Portfolio of the Trust may contain Securities which contain provisions which require the issuer to redeem these obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of the Securities.

     In periods in which interest rates decline there may be increased redemptions of housing securities pursuant to these redemption provisions. An increase in redemptions may occur because conventional mortgage loans may have become available at interest rates equal to or less than the interest rates charged on the mortgage loans previously made available from the proceeds of the housing securities. Therefore, some issuers of the housing securities may have experienced insufficient demand to complete mortgage loan originations for all of the money made available from the securities.

     In addition, mortgage loans made with the proceeds of housing securities, in general, do not carry prepayment penalties. Therefore certain mortgage loans may be prepaid earlier than their maturity dates. If the issuers of the housing securities are unable to or choose not to reloan these monies, they will generally redeem housing securities in an amount approximately equal to the prepayments.

     The Sponsor is unable to predict at this time whether issuers will make these redemptions at a high rate. The disposition of the Securities may result in a loss to the Trust.

Housing - Related Securities


     Housing authorities securities are payable from revenues derived by state housing finance agencies or municipal housing authorities from repayments on mortgage and home improvement loans that these agencies made. Since Federal housing subsidy programs generally support housing authority obligations, which are not general obligations of a particular state, either

o the failure of a housing authority to meet the qualifications required for coverage under the Federal programs, or

o any legal or administrative determination that the coverage of these Federal programs is not available to a housing authority could result in a decrease or elimination of subsidies available for payment of principal and interest on these housing authority's obligations. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease in subsidies available for payment of principal and interest on housing authority bonds. Repayment of housing loans and home improvement loans in a timely manner depends on (1) factors affecting the housing market generally and upon (2) the underwriting and management ability of the individual agencies. For example, these factors include the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments. Factors affecting the housing facility industry include:

o    economic developments,

o    failure or inability to increase rentals,

o    changes in laws and governmental regulations,

o social and economic trends affecting the localities in which the projects are located,

o    employment and income conditions prevailing in local labor markets,

o    increases in taxes,

o    the achievement and maintenance of sufficient occupancy levels,

o    fluctuations in interest rates,

o    increasing construction and

o utility and operating costs all of which may also have an adverse impact on revenues of housing authorities.

In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Hospital - Related Securities


     Hospital facilities securities are payable from revenues derived from hospitals and health care facilities which, generally, use the proceeds of these Securities for construction. The continuing availability of sufficient revenues depends upon several factors affecting all these facilities generally, including, among other factors,

o    the ability of the facilities to provide the services required by patients,

o    facility occupancy levels,

o    demand for services

o    the capabilities of hospital management,

o    competition resulting from hospital mergers and affiliations,

o    patient utilization,

o    environmental concerns,

o    uncompensated care,

o    changes in Medicare and Medicaid reimbursement regulations,

o the success of efforts by the states and the Federal government to limit the cost of health care,

o changes in contracts between health care institutions and public or private insurers,

o    the timely completion of the construction of projects and

o    achieving and maintaining projected rates of utilization.

     Additionally, a major portion of hospital revenues typically comes from Federal or state programs such as Medicare and Medicaid and from Blue Cross and other insurers. The future solvency of the Medicare trust fund is periodically subject to question. Changes in the compensation and reimbursement formulas of these governmental programs or in the rates of insurers may reduce revenues available for the payment of principal of, or interest on, hospital revenue bonds. Governmental legislation or regulations and other factors, such as the inability to obtain sufficient malpractice insurance, may also adversely impact the revenues or costs of hospitals and may also adversely affect the ratings of hospital revenue bonds that holds the Trust. Future actions by the Federal government with respect to Medicare and by the Federal and State governments with respect to Medicaid, reducing the total amount of funds available for either or both of these programs or changing the reimbursement regulations, or their interpretations, could adversely affect the amount of reimbursement available to hospital facilities.

     A number of additional legislative proposals concerning health care are typically under review by the United States Congress at any given time. These proposals span a wide range of topics, including

o    cost control,

o    national health insurance,

o    incentives for competition in the provision of health care services,

o    tax incentives and penalties related to health care insurance premiums, and

o    promotion of prepaid health care plans.

     The Sponsor is unable to predict the effect of these proposals, if enacted, on any of the Securities in the Portfolio of the Trust.

Power Facilities - Related Securities


     Power and electric facilities securities are payable from revenues derived from power facilities, which generally include revenues from the sale of electricity that power agencies generate and distribute using hydroelectric, nuclear, fossil or other power sources. The ability of the issuers of the Securities to make payments of principal of, or interest on, these obligations depends, among other things, upon the continuing ability of these issuers to derive sufficient revenues from their operations to meet debt service requirements. General problems of the power and electric utility industry include:

o difficulty in financing large construction programs during an inflationary period,

o restrictions on operations and increased cost and delays attributable to environmental considerations,

o    government regulation,

o    competition,

o uncertain technical and cost factors relating to the construction and operation of nuclear power generating facilities,

o the difficulty of the capital markets in absorbing utility debt and equity securities,

o    the availability of fuel for electric generation at reasonable prices,

o    the steady rise in fuel costs and

o the costs associated with conversion to alternate fuel sources such as coal.

     Some of the issuers of Securities in the Portfolio may own or operate nuclear facilities for electric generation. Additional considerations in the case of these issuers include (1) the problems associated with the use and disposal of radioactive materials and wastes, and (2) other problems associated with construction, licensing, regulation and operation of such facilities. In addition, Federal, state or municipal governmental authorities may from time to time impose additional regulations or take other governmental action which might cause delays in the licensing, construction, or operation of nuclear power plants, or the suspension of operation of these plants which have been or are being financed by proceeds of certain of the Securities held in the Portfolio of the Trust. These delays, suspensions or other action may affect the payment of interest on, or the repayment of the principal amount of, these Securities. The Clean Air Act Amendments of 1990 provide for attainment and maintenance of health protective national ambient air quality standards. Laws enacted to improve air quality standards affect nearly all power facilities that burn oil or coal. Greenhouse effect bills and hazardous waste bills may further increase the cost of utility service. The Sponsor is unable to predict the ultimate form that any such regulations or other governmental action may take or when such legislation may be enacted or the resulting impact on the Securities in the Portfolio of the Trust.

Industrial Revenue Facilities - Related Securities


Industrial Revenue Bonds ("IRBs") are tax-exempt securities issued by states, municipalities or public authorities to finance the cost of acquiring, constructing or improving various projects, including (1) pollution control, (2) environmental improvement, (3) industrial or (4) special airport facilities. IRBs are payable from the income of specific facilities or from payments that private corporations make to the state authorities issuing these securities. (See "Tax Status.")

Water and Sewer Facilities - Related Securities


     Water and sewer facilities securities include (1) securities issued to finance public water and sewer projects for water management and supply and sewer control and (2) securities issued by public issuers on behalf of private corporations for these projects. These bonds are payable from the income of specific facilities or from payments that private corporations make to the state authorities issuing these bonds. The income of these facilities comes from the payment of user fees. The ability of state and local water and sewer authorities to meet their obligations may be adversely affected by:

o failure of municipalities to utilize fully the facilities constructed by these authorities,

o    inability to obtain rate increases,

o economic or population decline and resulting decline in revenue from user charges,

o rising construction and maintenance costs and delays in construction of facilities,

o    impact of environmental requirements,

o    the difficulty of obtaining or discovering new supplies of fresh water,

o    the effect of conservation programs and

o    the impact of "no growth" zoning ordinances.

Revenue Obligations of Universities and Schools - Related Securities


     The Portfolio of the Trust may contain Securities which are in the revenue obligations of universities and schools category. The ability of universities and schools to meet their obligations depends upon various factors, including the revenues, costs, and enrollment levels of the institutions. In addition, their ability to meet their obligations may be adversely affected by:

o    declines in enrollment and tuition revenue,

o    declines in Federal, state and alumni financial support,

o the method and validity, under state constitutions, of present systems of financing public education,

o    fluctuations in interest rates and construction costs,

o    increased maintenance and energy costs,

o    failure or inability to raise tuition or room charges and

o    adverse results of endowment fund investments.

Pollution Control Facilities - Related Securities


     The Portfolio of the Trust may contain Securities in the pollution control facilities category. Bonds in the pollution control facilities category include:

o securities issued to finance public water, sewage or solid waste treatment facilities and

o securities issued by a public issuer on behalf of a private corporation to provide facilities for the treatment of air, water and solid waste pollution.

     These Securities are payable (1) from the income of specific facilities, state authorities or (2) from payments that made private corporations make.

Redevelopment Facilities - Related Securities


     The Portfolio of the Trust may contain Securities which are in the redevelopment facilities category. The purpose of redevelopment is to revitalize deteriorated and/or underdeveloped areas within a community. As new construction progresses, property values normally increase significantly and the ultimate result is a proportionate increase in ad valorem property tax revenues. If, however, due to various economic factors, the assessed valuation declines, the reduction may result in insufficient tax revenues, which could in turn impair the ability of the issuer to make payments of principal and/or interest on the bonds when due. A reduction in property tax rates or delinquencies in the payment of property taxes could have a similar adverse effect.

Resource Recovery - Related Securities


     The issuers of these Securities are municipalities or agencies or their authorities that have allocated the proceeds of the issue to the construction and operation of a resource recovery facility that a corporate operator operates. Payments on the bonds depend upon the creditworthiness of the corporate operator of the particular project. The operation of these facilities typically depends upon the delivery of specified quantities of solid waste from which the facility can extract and in turn convert refuse-derived fuel into electricity or steam. The operation of the facility may be limited or totally curtailed from operating because of:

o    failure to comply with governmental regulations concerning the environment,

o    failure to obtain necessary environmental permits and

o zoning permit restrictions and other municipal ordinances or inability to maintain or renew such permits because of an inability to comply with changes in government environmental regulations.

     If the resource recovery facility is unable to operate or cannot operate at full capacity, the corporate operator of this facility will be unable to generate revenues necessary to cover payments on the resource recovery bonds. Furthermore, the corporate operator's revenue typically comes from the sale of the power that the facility generates to a power agency or company under a power purchase agreement. The continued flow and level of payments made by the corporate operator might therefore depend upon (1) the financial condition of the purchaser under such a power agreement and (2) the operator's continued ability to generate the minimum amount of power required to be delivered thereunder. Such a purchaser may be subject to the various general problems and risks associated with the power industry and the regulatory environment in which it operates. Both (1) a decline in price of the extracted materials or the electricity or steam that the facility created and (2) an increase in its operating costs may result in insufficient revenues generated by the corporate operator. Finally there may be technological risks that become apparent in the long run but are not presently apparent because of the relatively short history of these facilities. Additional risks will depend on the successful construction or operation of these facilities.

Transportation Facilities - Related Securities


     The Portfolio of the Trust may contain Securities of issuers in the transportation facilities category. Bonds in the transportation facilities category may be used to finance capital projects in connection with bridges, highways, airports, tunnels, bus terminals, ports or other property owned by transportation authorities. These bonds are generally payable from the income from the new facility, existing facilities or future sales of bonds. The risks of an investment in such bonds include:

o    a deterioration of national and regional economic conditions,

o    fuel availability and costs,

o    labor and equipment costs,

o    the degree of government subsidization,

o    competition from other forms of transportation and increased costs,

o the nature of governmental regulations with respect to transportation, commerce, energy, safety and environmental protection.

     Revenue of toll facilities may decline due to (1) lower costs of alternative modes of transportation or (2) construction and operation in its vicinity of another transportation facility which could alter established transportation patterns. Other risks include reductions in various Federal programs and a shift in local demographic trends.

Tax Bonds


     The Portfolio of the Trust may contain Securities which are in the special tax bond category. Special tax bonds are payable from and secured by the revenues derived by a municipality from a particular tax. Special tax bonds are not secured by the general tax revenues of the municipality. They are not general obligations of the municipality. Therefore, the ability of the issuers of special tax bonds to pay interest and/or principal on special tax bonds may decline due to the inability to collect all or part of the special tax due to various factors including:

o    a general decline in the local economy or population,

o    inability or failure to pay the special tax,

o failure to develop property backing certain special tax bonds for reasons including prohibitions or restraints on development such as failure to receive regulatory agency approval for development and fluctuations in the real estate market,

o    a decline in the value of projects backing certain tax bonds,

o    natural disasters, and

o    environmental hazards.

Tax Allocation Bonds


     The Portfolio of the Trust may contain Securities which are in the tax allocation bond category. These Securities are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds, are located. Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include:

o reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either (1) by economic factors beyond the issuer's control, such as a relocation out of the project area by one or more major property owners, or (2) by destruction of property due to natural or other disasters;

o    successful appeals by property owners of assessed valuations;

o    substantial delinquencies in the payment of property taxes; and

o    imposition of any constitutional or legislative property tax rate decrease.

Governmental Payments - Related Securities


     The Portfolio of the Trust may contain Securities secured in whole or in part by governmental payments, pursuant to a lease agreement, service contract, installment sale or other agreement. A governmental entity that enters into such an agreement cannot obligate future governments to make payments thereunder, but generally has agreed to take the actions that are necessary to include all such payments due under this agreement in its annual budgets and to make the relevant appropriations. However, a budgetary imbalance in future fiscal years could affect:

o    the  ability  and  willingness  of  the  governing   legislative   body  to
     appropriate, and

o the availability of monies to make, the payments provided for under the agreement.

     The failure of a governmental entity to meet its obligations under such an agreement could result in an insufficient amount of funds to cover the debt service on the Securities.

Certificates of Participation - Related Securities


     Certificates of participation represent an undivided and proportionate interest in lease or installment purchase payments that governmental entities, which are the participants, are obligated to make to a third party for the use and possession or acquisition of a particular project or equipment. Each payment consists of an interest portion and a principal portion. The interest portion constitutes tax-exempt interest, in the opinion of special counsel retained in connection with the issue. The third party assigns its rights to the payments to a trustee for the benefit of the Certificate holders. The trustee uses the amounts that the participants pay it to make the payments of principal and interest due with respect to the Certificates. The obligation of a participant to make the payments does not constitute an obligation for which the participant is obligated to levy or pledge any form of taxation.

Legal Proceedings


     To the best knowledge of the Sponsor, there was no material litigation pending as of the Date of Deposit in respect of any Securities which might reasonably have a material adverse effect upon the Trust. At any time after the Date of Deposit, parties may initiate litigation on a variety of grounds with respect to Securities in the Trust. This litigation may affect the validity of the Securities or the tax-free nature of the interest thereon. Although we cannot predict the outcome of litigation of this nature, bond counsel delivers opinions with respect to each Security on the date of issuance to the effect that the Security has been validly issued and that the interest on the Security is exempt from Federal income tax under then existing law. If legal proceedings commence after the Date of Deposit seeking, among other things, to restrain or enjoin the payment of principal or interest on any of the Securities or attacking their validity or the authorization or existence of the issuer, the Sponsor may, in accordance with the Indenture, direct the Trustee to sell the Securities and distribute the proceeds of the sale to you. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to Securities. Examples include state legislative proposals or voter initiatives to limit ad valorem real property taxes.

Bankruptcy


     Under the Federal Bankruptcy Code, political subdivisions, public agencies or other instrumentalities of any state, including municipalities, which are insolvent or unable to meet their debts as they mature and which meet certain other conditions may file a petition in Federal bankruptcy court. Generally, the filing of such a petition operates as a stay of any proceeding to enforce a claim against the debtor. The Federal Bankruptcy Code also requires the debtor to file a plan for the adjustment of its debts which may modify or alter the rights of creditors. Under such a plan the Federal bankruptcy court may permit the debtor to issue Certificates of indebtedness which have priority over existing creditors and which could be secured. The requisite majorities of creditors of different classes must approve any plan of adjustment that the court confirms. If confirmed by the bankruptcy court, the plan would be binding upon all creditors it affects. The Sponsor is unable to predict the effect these bankruptcy provisions may have on the Trust.

Redemptions by Issuers


     Most of the Securities are subject to redemption before their stated maturity dates pursuant to optional refunding redemption and/or sinking fund provisions. In general, issuers are more likely to exercise optional refunding redemption provisions when the evaluation of a Security is at a premium over par than when it is at a discount from par. Generally, the evaluation of Securities will be at a premium over par when market interest rates fall below the coupon rate on the Securities.

     In addition, issuers may redeem certain Securities in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of the Securities. The redemption of a Security at par may result in a loss to the Trust. See Part A--"Schedule of Portfolio Securities" for those Securities in the Portfolio of a Trust which as of the date of such schedule had an evaluation in excess of par.

     Certain Securities in the Portfolio may be subject to sinking fund provisions during the life of a Trust. These provisions are designed to redeem a significant portion of an issue of Securities gradually over the life of this issue. A redeeming issuer generally chooses particular bonds of an issue of Securities to be redeemed by lot. The "Schedule of Portfolio Securities" contains a listing of the optional refunding and sinking fund redemption provisions, if any, with respect to each of the Securities.

     Because the redemption price and the Sponsor's repurchase price are based on bid prices for the Securities, they may be less than the price you paid purchasing in the primary market. Offering prices are normally higher than bid prices. Due to fluctuations in the market price of the Securities in the portfolio and the fact that the public offering price includes a sales charge, among other factors, the amount you may realize upon the redemption or sale of units may be less than the price that the you paid for the units. (See "Rights of Unit Holders-Redemption-Computation of Redemption Price Per Unit".)

Estimated Annual Income Per Unit


     As of a recent date the Estimated Net Annual Income per Unit of the Trust was the amount set forth above under Part A "Summary of Essential Information." This figure was computed by dividing the aggregate net annual interest income less estimated annual fees and expenses of the Sponsor, the Trustee, counsel and the Evaluator, (ignoring any original issue discount), by the number of Units outstanding.

     Thereafter, the net annual interest income per Unit for the Trust and the daily rate of accrual will change whenever Securities mature, are redeemed or are sold, or as the expenses of the Trust change. The fees of the Trustee, the Sponsor, counsel and the Evaluator are subject to change without your consent, to the extent provided under "Expenses and Charges."

                                   TAX STATUS

     In the opinion of bond counsel to the issuing governmental authorities, interest income on the Securities comprising the Portfolio of the Trust is (except in certain instances depending upon the Unit Holder, as described below) exempt from Federal income tax under the provisions of the Internal Revenue Code as in effect at the date of issuance. In the case of Securities issued at a time when the 1954 Code was in effect, redesignation of the Code as the Internal Revenue Code of 1986 (the "Code" or the "1986 Code") has not adversely affected the exemption from Federal income tax of interest income on such Securities. Gain (exclusive of any earned original issue discount) realized on sale or redemption of the Securities or on sale of a Unit is, however, includible in gross income for Federal income tax purposes and for state and local income tax purposes generally. (It should be noted in this connection that this gain does not include any amounts received in respect of accrued interest.) This gain may be capital gain or ordinary income and if capital gain may be long or short-term depending upon the facts and circumstances. Securities selling at market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain on their maturity, redemption or sale.

     In the opinion of Cahill Gordon & Reindel, special counsel for the Sponsor, under existing law:

     The Trust is not an association taxable as a corporation for Federal income tax purposes, and interest on an underlying Security which is exempt from Federal income tax under the Code when received by the Trust will retain its status as tax exempt interest for Federal income tax purposes to the Unit Holders.

     Each Unit Holder will be considered the owner of a pro rata portion of the Trust's assets under Sections 671-678 of the Code. Each Unit Holder will be considered to have received a pro rata share of interest derived from the Trust's assets when it is received by the Trust and each Unit Holder will have a taxable event when an underlying Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells Units. The total tax cost of each Unit to a Unit Holder will equal the cost of Units (including the up-front sales charge) plus the portion of the charge for organization expenses and the portion of the deferred sales charge which are paid from interest on the DSC Payment Securities. The total tax cost of each Unit is allocated among each of the underlying Securities (in accordance with the proportion of the Trust's assets comprised by each Security) in order to determine the Unit Holder's per Unit tax cost for each Security, and the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Security. Therefore, under some circumstances a Unit Holder may realize taxable gains when Units are sold or redeemed for an amount equal to or less than the Unit Holder's original cost. The relevant tax reporting forms sent to Unit Holders will reflect the actual amount paid to them net of any deferred sales charge and organization expenses. Accordingly, Unit Holders should not increase the total cost for their Units by the amount of the principal of DSC Payment Securities used to pay a portion of the deferred sales charge and the charge for organization expenses.

     Under the income tax laws of the Sate and City of New York, the income of the Trust will be treated as the income of its Unit Holders.

     If the proceeds received by the Trust upon the sale or redemption of an underlying Security exceed your adjusted tax cost allocable to the Security disposed of, you will realize a taxable gain to the extent of this excess. Conversely, if the proceeds received by the Trust upon the sale or redemption of an underlying Security are less than your adjusted tax cost allocable to the Security disposed of, you will realize a loss for tax purposes to the extent of this difference.

     Any gain recognized on a sale or exchange of a Unit Holder's pro rata interest in a Security, and not constituting a realization of accrued "market discount," and any loss will be a capital gain or loss, except in the case of a dealer or financial institution. Gain realized on the disposition of the interest of a Unit Holder in a market discount Security is treated as ordinary income to the extent the gain does not exceed the accrued market discount. A Unit Holder has an interest in a market discount Security in a case in which the tax cost for the Unit Holder's pro rata interest in the Security is less than the stated redemption price of the Security at maturity (or the issue price plus original issue discount accrued up to the acquisition date, in the case of an original issue discount Security). If the market discount is less than .25% of the stated redemption price of the Security at maturity multiplied by the number of complete years to maturity, the market discount shall be considered to be zero. Under the Code, capital gains of individuals, estates and trusts from the disposition of a Unit Holder's pro rata interest in a Security when the Unit Holder has held his or her Units, and the Trust has held the Security, for more than 1 year, generally will be subject to a maximum nominal rate of 20%. Such capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

     Opinions relating to the validity of the underlying Securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuing governmental authorities. It is the view of The Prudential Investment Corporation, which is an affiliate of the Sponsor, that interest on the Securities will not be a tax preference item unless otherwise indicated on the "Schedule of Portfolio Securities" as Securities the interest on which is in the opinion of bond counsel, treated as a tax preference item for alternative minimum tax purposes. (See "Schedule of Portfolio Securities.") Neither the Sponsor nor its counsel have made any review of proceedings relating to the issuance of underlying Securities or the bases for bond counsel's opinions or the view of The Prudential Investment Corporation, the Sponsor's affiliate. The Sponsor and its counsel are, however, aware of nothing which would indicate to the contrary.

     Furthermore, exemption of interest on a Security from regular income tax requires that the issuer of the Security (or other user of the Security proceeds) meet certain ongoing compliance requirements. Failure to meet these requirements could result in loss of the exemption and the loss of exemption could apply retroactively from the date of issuance. A Security may provide that if a loss of exemption is determined to have occurred, the Security is immediately due and payable; and, in the case of a secured Security, that the security can be reached if the Security is not then paid. If such a loss of exemption were to occur and the Security did not contain such an acceleration clause, or if the acceleration did not in fact result in payment of the Security, the affected Security would likely be sold as a taxable bond. Sale of a Security as a taxable bond would likely result in a realization of proceeds less than the cost of the Security.

     In the case of certain of the underlying Securities comprising the Portfolio of the Trust, the opinions of bond counsel indicate that although interest on the underlying Securities is generally exempt from Federal income tax, the underlying Securities are "industrial development bonds" under the 1954 Code or "private activity bonds" under the 1986 Code as those terms are defined in the relevant Code provisions, and interest on the underlying Securities will not be exempt from Federal income tax for any period during which the underlying Securities are held by a "substantial user" of the facilities financed by the proceeds of the underlying Securities (or a "related person" to such a "substantial user"). In the opinion of Cahill Gordon & Reindel, interest attributable to the underlying Securities (although not subject to Federal in-come tax to the Trust), if received by the Trust for the account of a Unit Holder who is such a "substantial user" or "related person," will be taxable (i.e., not tax exempt) to the same extent as if the underlying Securities were held directly by the Unit Holder as owner. No investigation as to the users or of the facilities financed by the underlying Securities has been made by the Sponsor or its counsel. You should consult your tax counsel for advice with respect to the effect of these provisions on their particular tax situations.

     Persons in receipt of Social Security benefits should be aware that a portion of the Social Security benefits may be includible in gross income. To the extent that Social Security benefits are includible in gross income they will be treated as any other item of gross income and therefore may be taxable.

     THE EXEMPTION OF INTEREST ON MUNICIPAL OBLIGATIONS FOR FEDERAL INCOME TAX PURPOSES DOES NOT NECESSARILY RESULT IN EXEMPTION UNDER ANY OTHER FEDERAL TAX LAW OR UNDER THE INCOME OR OTHER TAX LAWS OF ANY STATE OR CITY. THE LAWS OF THE SEVERAL STATES VARY WITH RESPECT TO THE TAXATION OF SUCH OBLIGATIONS. (See "Rights of Unit Holders-Reports and Records.")

     State risk factors, including opinions of special counsels with respect to certain state tax aspects of an investment in Units of a State Trust are discussed in Part C, if applicable.

     The Portfolio of the Trust may contain zero coupon bond(s) or one or more other Securities which were originally issued at a discount ("original issue discount.") In general, original issue discount can be defined as the difference between the price at which a Security was issued and its stated redemption price at maturity. If the original issue discount is less than .25% of the stated redemption price of the Security at maturity multiplied by the number of complete years to maturity, the original issue discount shall be considered to be zero.

     In the case of a Security issued after September 3, 1982, original issue discount is deemed to accrue on a constant interest method which corresponds, in general, to the economic accrual of interest (adjusted to eliminate proportionately on an elapsed-time basis any excess of the amount paid for the Security over the sum of the issue price and the accrued original issue discount on the acquisition date). The tax basis in the Security is increased by the amount of original issue discount that is deemed to accrue while the Security is held. The difference between the amount realized on a disposition of the Security (ex currently accrued interest) and the adjusted tax basis of the Security will give rise to taxable gain or deductible loss upon a disposition of the Security by the Trust (or a sale or redemption of Units by a Unit Holder).

     The Code provides, generally, that adjustments to taxable income to produce alternative minimum taxable income for corporations will include 75% of the amount by which ad-justed current earnings (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this adjustment.

     For Federal income tax purposes, Trust expenses allocable to producing or collecting Trust interest income are not deductible because the interest income derived by the Trust is exempt from Federal income tax. A state or local income tax may provide for a deduction for the portion of such Trust expenses attributable to the production or collection of income derived by the Trust and taxed by the state or locality. The effect on any such deductions of the Code rules whereby investment expenses and other miscellaneous deductions are deductible only to the extent in excess of 2% of adjusted gross income would depend upon the law of the particular state or locality involved.

     From time to time proposals have been introduced before Congress the purpose of which is to restrict or eliminate the Federal income tax exemption for interest on securities similar to the Securities in the Trust or to require treatment of this interest as a "tax preference" for alternative minimum tax purposes, and it is expected that similar proposals may be introduced in the future. The Trust and the Sponsor cannot predict what legislation, if any, in respect of the tax status of interest on Securities may be proposed by the Executive Branch or members of Congress, nor can they predict which proposals, if any, might be enacted or whether any legislation if enacted would apply to the Securities in the Trust. At any time Congress may have under consideration various proposals to revise the tax system in the United States including current proposals to impose a flat tax system. Any flat tax system may have the effect of reducing or eliminating the benefit presently received in connection with the receipt of interest on municipal debt obligations as compared to the receipt of interest on other obligations. Moreover, a flat tax system, if implemented, may have an adverse effect on the value of the Securities held in the portfolio of the Trust. The Sponsor cannot predict whether a flat tax or similar system will be enacted nor can it predict the impact any such system would have on the portfolio of the Trust.

     In addition, you should be aware that no deduction is allowed for Federal income tax purposes for interest on indebtedness incurred or continued to purchase or carry Units in the Trust. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of the Units.

     All taxpayers are required to report for informational purposes on their Federal income tax returns the amount of tax-exempt interest they receive.

         New York Trust

     In the opinion of Cahill Gordon & Reindel, special New York counsel on New York tax matters, under existing law:

     Under the income tax laws of the State and City of New York, the income of each Trust will be treated as the income of its Unit Holders.

     Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determining the amount of the income-based (i) New York State franchise taxes on business and financial corporations or (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on individuals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

     Non-residents of New York City will not be subject to the City personal tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.

     You should consult your own tax advisors with respect to the applicability of the foregoing general comments to your own particular situations and as respects state and local tax consequences of an investment in Units.



                            PUBLIC OFFERING OF UNITS

Public Offering Price


     The Public Offering Price of the Units will be determined by adding a sales charge as set forth under Secondary Market Sales Charge to the Evaluator's determination of the aggregate bid price of the Securities per Unit. A proportionate share of accrued and undistributed interest on the Securities, other than DSC Payment Securities, to the settlement date for Units purchased and of cash on hand in the Trust is also added to the Public Offering Price.

     The Public Offering Price on the date of this Prospectus or any subsequent date may vary from the Public Offering Price set forth in the Part A-Summary of Essential Information" in accordance with fluctuations in the evaluation of the underlying Securities in the Trust.

     The Evaluator shall determine the aggregate bid prices of the Securities in the Trust, as is appropriate, for the Trust by as of the Evaluation Time, in the following manner:

o on the basis of current bid prices for the Securities as obtained from investment dealers or brokers, including the Sponsor, who customarily deal in securities comparable to those held in the Trust,

o if there is no market for the securities and bid prices are not available, on the basis of prices for comparable securities,

o by determining the value of the Securities on the bid side of the market by appraisal, or

o    by any combination of the above.

     Determinations of the aggregate bid price of the Securities, for purposes of secondary market transactions by the Sponsor and redemptions by the Trustee, will be made each business day as of the Evaluation Time, effective for all sales or redemptions made subsequent to the last preceding determination. (See "Rights of Unit Holders-Redemption".)

Public Distribution


     The Sponsor may offer unsold Units or Units that the Sponsor acquired in the secondary market referred to below to the public by this Prospectus at the then current Public Offering Price, plus accrued interest.

     You may find a list of the underwriters of the Units in Part A--"Underwriting Account." The Underwriters intend to qualify Units for sale in the states and publicly distribute the Units solely through their own organizations. However, they may sell Units through dealers who are members of the National Association of Securities Dealers, Inc. at prices which represent a concession or agency commission per Unit. They will initially make sales to dealers at prices which include a concession per Unit as set forth below, but subject to change from time to time at the discretion of the Sponsor. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     The dealer concession per Unit in the secondary market will generally be 65% of the sales charge per Unit. Sales to dealers utilizing the services of Wexford Clearing Services Corporation will take place at prices which include a concession of 70% of the total sales charge per Unit. However, the Sponsor may negotiate a different concession, either higher or lower, with dealers on a case-by-case basis. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount in the form of cash or other compensation to dealers who underwrite additional Units of a Trust or who sell, during a specified time period, a minimum dollar amount of Units of a Trust and other unit investment trusts underwritten by the Sponsor.

     Sales will occur only with respect to whole Units. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     In addition, sales of Units may occur pursuant to distribution arrangements with certain banks which are acting as agents for their customers. These banks make Units of the Trust available to their customers on an agency basis. These banks retain or receive remittances of a portion of the sales charge these customers pay in amounts comparable to the aforementioned dealers' concessions.

Secondary Market


     The Sponsor, although not obligated to do so, presently intends to maintain a market for the Units of the Trust at prices based upon each Unit's pro rata share of the aggregate value of the Securities that the Evaluator determines on the basis of the bid side of the market less any unpaid DSC. The Sponsor may reoffer to the public at the then current Public Offering Price, plus accrued interest, any Units it repurchased at the Sponsor's Repurchase Price. Any profit or loss resulting from the resale of the Units will belong to the Sponsor.

     If the supply of Units exceeds demand, or for any other business reason, the Sponsor may, at any time, discontinue the repurchase of Units. In such event, Unit Holders, including the Sponsor, may redeem their Units through the Trustee at the Redemption Price. This price is based upon the aggregate bid price of the Securities. (See "Rights of Unit Holders-Redemption--Computation of Redemption Price per Unit.") If the Sponsor repurchases Units in the secondary market at the "Redemption Price," it may reoffer these Units in the secondary market at the "Public Offering Price." Likewise, the Sponsor may tender Units so purchased to the Trustee for redemption. In no event will the price the Sponsor offers for the repurchase of Units be less than the current Redemption Price for those Units. (See "Rights of Unit Holders-Redemption.")

     The Sponsor may realize profits or sustain losses while maintaining a secondary market in the Units, in the amount of any difference between:

o the prices at which the Sponsor buys Units, based on the bid side evaluation of the Securities in a Trust, and

o    the prices at which the Sponsor resells the Units, or

o the prices at which the Sponsor redeems the Units, also based on the bid side evaluation of the Securities in the Trust, as the case may be.

Secondary Market Sales Charge

     The Sponsor will compute the sales charge per Unit in the secondary market by:

o multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each Security,

o    totalling all such calculations, and

o    dividing this total by the number of Units then outstanding.

     In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless:

o the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which the Security matures; or

o the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which the Security matures.


                                                                                            (As Percent
                                                                      (As Percent            of Public
                                                                      of Bid Side      Offering Price)*
           Time to Maturity                                           Evaluation)
           Less than six months..............................        0%                      0%
           Six months to 1 year..............................        0.756%                  0.75%
           Over 1 year to 2 years............................        1.523%                  1.50%
           Over 2 years to 4 years...........................        2.564%                  2.50%
           Over 4 years to 8 years...........................        3.627%                  3.50%
           Over 8 years to 15 years..........................        4.712%                  4.50%
           Over 15 years.....................................        5.820%                  5.50%

Volume Discount


     Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced, or discontinue the discount altogether.

     The sales charge per Unit will be charged pursuant to the following graduated scale for sales to any person of at least 100 Units in the secondary market.

____________________________

* Units subject to DSC: Percent of the bid side evaluation of the Securities on which a sales charge is imposed plus the total sales charge. The up-front sales charge will equal (1) the difference between the amount of the total secondary market sales charge and any (2) unpaid DSC remaining and, therefore, as the amount of the unpaid DSC declines, the amount of the up-front sales charge will increase.



          Number of Units                                            % of Sales Charge
          Less than 100 Units.................................                100%
          100-249 Units.......................................                 90%
          250-499 Units.......................................                 80%
          500-749 Units.......................................                 75%
          750-999 Units.......................................                 70%
          1,000 Units or More.................................                 65%


     The respective reduced sales charges as shown on the above chart will apply to all purchases of Units in any fourteen day period by the same person in the amounts stated herein. For this purpose, purchases of Units of the Trust will be aggregated with concurrent purchases of Units of any other trust that the Sponsor may offer.

     If a purchaser holds units (1) in the name of the purchaser's spouse, (2) in the name of a purchaser's child under the age of 21, or (3) in the name of an entity controlled by the purchaser, the Units are deemed for the purposes hereof to be acquired by the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

Employee Discount


     The Sponsor intends, at its discretion, to permit its employees and employees of its affiliates to purchase Units of the Trust at a price equal to the offering side evaluation of the Securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $5.00 per Unit. In the case of Units subject to DSC, the sales charge will be the remaining DSC, subject to a limit of 5% of the Units of a Trust at the discretion of the Sponsor.

                                 EXCHANGE OPTION

     You may elect to exchange any or all of your Units of this series of the National Municipal Trust for units of one or more of any other series in the Prudential Investment Management Services LLC family of unit investment trusts or certain additional trusts that the Sponsor may from time to time make available for such exchange. You may acquire the units at prices which reflect a reduced sales charge per unit. The purpose of the reduced sales charge is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange Units the cost savings resulting from the exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. Exchange Trusts may have different investment objectives. You should read the prospectus for the applicable Exchange Trust carefully to determine the investment objective before you exercise this option.

     This option will be available provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which you reside. We can give no assurance that a market for units will in fact exist on any given date on which you wish to sell or exchange your units. Thus we can give no assurance that the Exchange Option will be available to you. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to you.

     In the case of Units subject to a DSC, the Sponsor will give sixty days' notice before the date of the termination of, or material amendment to, the Exchange Option except that the Sponsor does not have to give notice under certain circumstances. In the event the Exchange Option is not available to you at the time you wish to exercise it, the Sponsor will immediately notify you and take no action with respect to your units without further instruction from you.

     Exchanges will occur in whole units only. If the proceeds from the Units being surrendered are less than the cost of a whole number of units being acquired, you may add cash in an amount to round up to the next highest number of whole units. When you exchange units you held for less than five months for units with a higher regular sales charge, the sales charge will be the greater of (1) the reduced sales charge or (2) the difference between the sales charge paid in acquiring the units being exchanged and the regular sales charge for the quantity of units being acquired, determined as of the date of the exchange.

     If you wish to exercise the Exchange Option, you should notify the Sponsor of your desire to use the proceeds from the sale of your Units to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, you may select the series or group of series for which you desire your Units to be exchanged. You will receive a current prospectus for each series in which you indicate interest.

     The Sponsor will sell Units of the Exchange Trust trading in the secondary market that the Sponsor maintains to you (1) at a price based on the aggregate bid side evaluation per unit of the securities in that portfolio plus (2) accrued interest and the applicable sales charge of $15* per unit. You will receive excess proceeds not used to acquire whole units. Owners of


_______________________________
* In case of Units subject to a DSC, the exchange sales charge will be the remaining

                                                Footnote continued on next page.

units of any registered unit investment trust other than National Municipal Trust which was initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market. You may benefit from the reduced sales charge of $20* per Unit, subject to the terms and conditions applicable to the Exchange Option. Units of any Exchange Trust acquired during the initial offering period for the Units will be sold at a price based on the offering side evaluation per unit of the securities in the portfolio plus accrued interest plus a reduced sales charge of $25* per unit.

     To exercise this option, you should notify your retail broker. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option, but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged.

     For example, assume that you have three units of a Trust with a 4.75% sales charge and a current price of $1,100 per unit, sell your units and exchange the proceeds for units of a series of an Exchange Trust with a current price of $950 per unit and an ordinary sales charge of 4.75%. The proceeds from your units will aggregate $3,300. Since you may purchase only whole units of an Exchange Trust under the Exchange Option, you would be able to acquire four units in the Exchange Trust for a total cost of $3,860, consisting of $3,800 for units and $60 for the $15 per unit sales charge, by adding an extra $560 in cash. If you acquired the same number of units at the same time in the regular secondary market that the Sponsor maintains, the price would be $3,989.50, consisting of $3,800 for the units and $189.50 for the 4.75% sales charge, or 4.987% of the net amount invested.

Tax Consequences


     An exchange of Units pursuant to the Exchange Option will constitute a "taxable event" under the Code. You will recognize gain or loss at the time of exchange. However, upon an exchange of Units of this series of the National Municipal Trust for units of any other

_______________________
Footnote continued from previous page.

DSC if greater than the applicable reduced sales charge ($15, $20, $25) or if the remaining DSC is less than the applicable reduced sales charge, the Unit will be subject to the remaining DSC and the sales charge payable at the time of the exchange will be the difference between the amount of the reduced sales charge and the remaining DSC.

series of Exchange Trusts which are grantor trusts for U.S. federal income tax purposes, the Internal Revenue Service may seek to disallow any loss incurred upon such exchange. The disallowance may be to the extent that the underlying securities in each trust are substantially identical and the purchase of Units of an Exchange Trust takes place less than thirty-one days after the sale of the Units. You are urged to consult your own tax advisor as to the tax consequences to you of exchanging Units in particular cases.

                              REINVESTMENT PROGRAM

     You will receive distributions of interest and principal, if any, monthly or semiannually. You will have the option of either (1) receiving a monthly or semiannual income check from the Trustee or (2) reinvesting the distribution in an open-end diversified management investment company that the Sponsor or one of the Underwriters offers.

     The reinvestment fund's objective is to attain for investors the highest level of current income that is exempt from Federal income taxes, consistent with liquidity and the preservation of capital. Participation in any such fund is conditional on such fund's lawful qualification for sale in the jurisdiction in which you reside. We can give no assurance, however, that the fund will obtain such qualification. Upon enrollment in the reinvestment program, the Trustee will direct monthly or semiannual interest distributions and principal distributions, if any, to the designated fund. This reinvestment program does not involve insured securities. You will receive the appropriate prospectus for the reinvestment fund. Your election to participate in this reinvestment program will apply to all Units of the Trust that you own. You should read the prospectus for the fund carefully before deciding to participate. The Sponsor may terminate or modify the reinvestment program at any time without further notice to you.

                              EXPENSES AND CHARGES

Organization Costs


     You  and  the  other  Unit  Holders  will  bear  all  or a  portion  of the
organizational   expenses   and  charges   incurred  in   connection   with  the
establishment of the Trust. The costs and charges will include:

o the cost of the preparation, printing and execution of the Indenture, the Certificates, Registration Statement and other documents relating to the Trust,

o    Federal and State registration fees and costs,

o    the initial fees and expenses of the Trustee, and

o legal and auditing expenses and other out-of-pocket expenses. Advertising and selling expenses will be paid by the Sponsor and the Underwriters, if any, at no cost to the Trust.

Trust Fees and Expenses


     The portfolio supervision fee, which is earned for portfolio supervisory services, is based upon the aggregate face amount of Securities in the Trust at the beginning of each calendar year.

     The portfolio supervision fee, which is not to exceed the amount set forth in Part A--"Summary of Essential Information" per $1,000 face amount of Securities in the Trust, may exceed the actual costs of providing portfolio supervisory services for such Trust. However, at no time will the total amount the portfolio supervisor and/or an affiliate thereof receive for portfolio supervisory services rendered to all series of National Municipal Trust and Prudential Unit Trusts in any calendar year exceed the aggregate cost to it of supplying such services in such year. For a description of the Portfolio supervisory services to be provided by the Portfolio Supervisor and/or an affiliate thereof, see "Sponsor--Responsibility." The Trust will pay the Portfolio Supervision Fee to the Portfolio Supervisor. The Prudential Insurance Company of America, the indirect parent of the Sponsor, or a division or subsidiary thereof, has agreed to advise the Sponsor regarding the Portfolio supervisory services. The Sponsor will compensate it for those advisory services.

     For its service as Trustee under the Indenture, the Trustee receives an annual fee in the amount set forth under Part A-"Summary of Essential Information."

     For each evaluation of the Securities in a Trust, the Evaluator will receive a fee in the amount set forth under Part A-"Summary of Essential Information."

     If actual expenses exceed the estimated amounts, the Trust will bear the excess.

     The portfolio supervision fee accrues quarterly but is paid annually, and the Trustee's fees and the Trust expenses and the Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account, to the extent funds are available, and if not available from the Principal Account. Any of these fees may increase without your approval in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor. The Trustee, not Unitholders, also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture.

Other Charges


     The Trust may incur the following additional charges as more fully described in the Indenture:

o    fees of the Trustee for extraordinary services,

o expenses of the Trustee, including legal and auditing expenses, and of counsel designated by the Sponsor,

o    various governmental charges,

o expenses and costs of any action the Trustee takes to protect a Trust and the rights and interests of the Unit Holders,

o indemnification of the Trustee for any losses, liabilities or expenses it incurs in the administration of a Trust without (1) gross negligence, (2) bad faith, (3) willful misfeasance, (4) willful misconduct on its part or
     (5) reckless disregard of its obligations and duties,

o indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without (1) gross negligence, (2) bad faith, (3) willful misfeasance, (4) willful misconduct or (5) reckless disregard of its obligations and duties,

o    expenditures incurred in contacting you upon termination of the Trust, and

o to the extent then lawful, expenses, including legal, auditing and printing expenses, of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor maintains a market for the Units.

     The fees and expenses set forth in this Prospectus for the Trust are payable out of the Trust. When the Trustee pays them or when they are owed to the Trustee, a lien on the Trust secures them. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by a Trust, the Trustee has the power to sell Securities to pay these amounts. To the extent the Trustee sells Securities, the size of the Trust will decline and the proportions of the types of Securities will change. These sales might be necessary at a time when Securities would not otherwise be sold. This might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of these sales may exceed the amount necessary for the payment of these fees and expenses.

                             RIGHTS OF UNIT HOLDERS

Certificates


     Registered Certificates that the Trustee and the Sponsor executed evidences ownership of Units. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer.

     Certificates may be issued in denominations of one Unit or any multiple thereof. You may be required to pay a nominal fee per Certificate reissued or transferred, and will be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new Certificates issued to replace destroyed, stolen or lost Certificates, you must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. You should surrender mutilated Certificates to the Trustee for replacement.

Distribution of Interest and Principal


     The Trustee will credit to the Interest Account all interest the Trust receives, including that part of the proceeds of any disposition of Securities which represents accrued interest. The Trustee will credit other receipts to the Principal Account. The Trustee will compute (1) the pro rata share of the Interest Account and (2) the pro rata share of cash in the Principal Account represented by each Unit each month as of the Record Date. (See "Summary of Essential Information" in Part A.) The Trustee will hold proceeds it receives from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Distribution Date in the Principal Account. The
Trustee will not distribute them until the following Distribution Date. The Trustee will make distributions to Unit Holders owning Units as of a Record Date on the following Distribution Date or shortly thereafter. The distributions shall consist of:

o an amount substantially equal to one-twelfth of your pro rata share of the estimated annual income to be credited to the Interest Account after deducting estimated expenses, plus

o your pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date.

All distributions will be net of:

o    applicable expenses,

o    funds required for the redemption of Units and, if applicable,

o reimbursements to the Trustee for interest payments advanced to you on previous monthly Distribution Dates.

(See "Summary of Essential Information," "Expenses and Charges" and "Rights of Unit Holders-Redemption.")

     If you purchase Units between a Record Date and a Distribution Date, you will receive your first distribution on the second Distribution Date following their purchase of Units. The Trustee does not need to make a distribution from the Principal Account if the balance in that account is less than an amount sufficient to distribute $5.00 per Unit. The Interest Distribution per Unit initially will be in the amount shown under "Summary of Essential Information" in Part A. It will change as the income and expenses of the Trust change and as Securities are exchanged, redeemed, paid down or sold.

     Normally, interest on the Securities in the Portfolio is paid on a semiannual basis. Because a Trust does not receive interest at a constant rate throughout the year, any Monthly Interest Distribution may be more or less than the amount credited to the Interest Account as of the Record Date. In order to eliminate fluctuations in monthly interest distributions resulting from such variances, the Indenture requires the Trustee to advance the amounts as may be necessary to provide monthly interest distributions of approximately equal amounts. The Trustee will receive reimbursement, without interest, for any such advance from funds available from the Interest Account on the next ensuing Record Date or Record Dates, as the case may be.

     If all or a portion of the Securities for which advances have been made subsequently fail to pay interest when due, the Trustee may recoup advances made by it in anticipation of receipt of interest payments on the Securities by reducing the amount otherwise distributable per Unit with respect to one or more Monthly Interest Distributions. If units are redeemed subsequent to these advances by the Trustee, but prior to receipt by the Trustee of actual notice of such failure to pay interest, the amount of which the Trustee advanced, then each remaining Unit Holder will be subject to a greater pro rata reduction in his Monthly Interest Distribution than would have occurred absent such redemptions. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to you and are available for use by JPMorgan Chase Bank, pursuant to normal banking procedures.

     In addition, because of the varying interest payment dates of the Securities comprising the Trust's Portfolio, accrued interest at any point in time will be greater than the amount of interest that the Trust actually receives and distributes to you. This excess accrued but undistributed amount will be added to the value of the Units on any purchase after the date of the Prospectus. If you sell all or a portion of your Units, a portion of your sale proceeds will be allocable to your proportionate share of the accrued interest. Similarly, if you redeem all or a portion of your Units, the Redemption Price per Unit which you are entitled to receive from the Trustee will include accrued interest. (See "Rights of Unit Holders-Redemption-Computation of Redemption Price per Unit.")

     If purchasers of Units desire to receive distributions on a semi-annual basis, if available, they may elect to do so at the time of purchase during the initial public offering period. Those indicating no choice will be deemed to have chosen the monthly distribution plan. All Unit Holders, however, purchasing Units during the initial public offering period and before the first Record Date will receive the first distribution of interest. Thereafter, record dates for monthly distributions will be the tenth day of each month, and record dates for semi-annual distributions will be the tenth day of July and January.

     The plan of distribution that you select will remain in effect until changed. Unit Holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. In November of each year, the Trustee will furnish a card to you to be returned to the Trustee by December 20 of such year if you desire to change your plan of distribution. If you desire to change the plan of distribution in which you are participating you may so indicate on the card and return it, together with the Certificate to the Trustee. If you return the card and Certificate to the Trustee, the change will become effective on December 21 of that year for the following twelve months. If the Trustee does not receive the card and Certificate, you will be deemed to have elected to continue with the same plan for the following twelve months.

     As of the tenth day of each month the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient in that account, from the Principal Account, amounts necessary to pay the expenses of the Trust. (See "Expenses and Charges.") The Trustee may also withdraw from these accounts the amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets for purposes of determining the amount of distributions until the time when the Trustee returns all or any part of the amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account the amounts as may be necessary to cover redemption of Units by the Trustee. (See "Rights of Unit Holders-Redemption.") The Trustee may also withdraw from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, on one or more record dates, as may be appropriate, amounts sufficient to recoup advances which the Trustee has made in anticipation of the receipt by the Trust of interest in respect of Securities which subsequently fail to pay interest when due.

Reports and Records


     The Trustee shall furnish you in connection with each distribution a statement of (1) the amount of interest, if any, and (2) the amount of other receipts, if any, which are being distributed. The report shall express these amounts in each case as a dollar amount per Unit. In the event that the issuer of any of the Securities fails to make payment when due of any interest or principal and the failure results in a change in the amount which would otherwise be distributed as a distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement,

o    the issuer and the Securities

o the amount of the reduction in the distribution per Unit resulting from the failure,

o the percentage of the aggregate face amount of Securities which the Security represents and, to the extent then determined,

o information regarding any disposition or legal action with respect to the Security.

Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person, who at any time during the calendar year was a Unit Holder of record, a statement showing:

o as to the Interest Account: (1) interest received, including amounts representing interest received upon any disposition of Securities, and (2) if the issuers of the Securities are located in different states or Possessions or in the Commonwealth of Puerto Rico, (3) the percentage of such interest by such states or other jurisdictions, (4) deductions for payment of applicable taxes and for fees and expenses of the Trust, (5) deferred sales charge, (6) redemptions of Units, and (7) the balance remaining after such distributions and deductions. These items will be expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year;

o as to the Principal Account: (1) the dates of disposition of any Securities and the net proceeds received therefrom, excluding any portion representing interest and any Premium paid to obtain Permanent Insurance, (2) deductions for payments of applicable taxes and for fees and expenses of the Trust and redemptions of Units, (3) deferred sales charge, and (4) the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year;

o a list of the Securities held and the number of Units outstanding on the last business day of such calendar year;

o the Redemption Price per Unit based upon the last computation made during such calendar year; and

o amounts actually distributed during such calendar year from the Interest Account and from the Principal Account.

     These items must be separately stated and expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year. Independent certified public accountants that the Sponsor designates will audit the accounts of the Trust at least annually. The Trustee will furnish the report of such accountants to you upon request. The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours

o books of record and account of its transactions as Trustee including records of the names and addresses of Unit Holders,

o    Certificates issued or held,

o    a current list of Securities in the portfolio and

o    a copy of the Indenture.

Redemption


   Tender of Units

     You may tender Units to the Trustee for redemption at its unit investment trust office at 14201 Dallas Parkway, 11th Floor, Dallas, Texas 75254-2917, upon payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. The Sponsor or the Trustee will not charge any redemption fee. Units redeemed by the Trustee will be canceled.

     Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although the Trustee will effect redemptions without the necessity of Certificate presentation for record Unit Holders for whom Certificates have not been issued. You must sign exactly as your name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges. In certain instances the Trustee may require additional documents such as, but not limited to,

o    trust instruments,

o    Certificates of death,

o    appointments as executor or administrator or

o Certificates of corporate authority.

     Within three business days following the tender, or if the third business day is not a business day, on the first business day prior thereto, you will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the "Summary of Essential Information" in Part A on the date of tender. (See "Redemption--Computation of Redemption Price per Unit.") The "date of tender" is deemed to be the date on which the Trustee receives Units. However, as regards Units that the Trustee receives after the Evaluation Time, the date of tender is the first day after such date on which the New York Stock Exchange is open for trading. These Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

     Accrued interest paid on redemption shall come from the Interest Account, or, if the balance is insufficient, from the Principal Account. All other amounts paid on redemption shall come from the Principal Account. The Trustee may sell Securities in order to make funds available for redemption. These sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent that the Trust sells Securities, the size and diversity of the Trust will decline.

     The Trustee  reserves the right (1) to suspend the right of redemption  and
(2) to postpone the date of payment of the Redemption Price per Unit for any period during which:

o the New York Stock Exchange is closed, other than weekend and holiday closings, or

o    trading on that Exchange is restricted or

o during which, as the Securities and Exchange Commission determines by rule or regulation, an emergency exists as a result of which disposal or evaluation of the underlying Securities is not reasonably practicable, or

o for such other periods as the Securities and Exchange Commission has by order permitted.

The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

   Computation of Redemption Price per Unit

     The Trustee determines the Redemption Price per Unit of the Trust on the basis of the bid prices of the Securities in the Trust, or contracts for Securities to be acquired by the Trust, as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, as the Trustee determines, of:

o the aggregate value of the Securities in the Trust, or contracts for securities to be acquired by the Trust, on the bid side of the market, as the Evaluator determines as set forth below, and

o cash on hand in the Trust, and accrued and unpaid interest on the Securities as of the date of computation, less (1) amounts representing taxes or governmental charges payable out of the Trust, (2) the accrued expenses of the Trust, (3) any unpaid DSC and (4) cash held for distribution to Unit Holders of record as of a date prior to the evaluation.

Accrued interest payable in respect of the Units from the date of tender to, but not including, the third business day thereafter also comprises a part of the Redemption Price per Unit. The Evaluator may determine the value of the Securities in the Trust

o    on the basis of current bid prices for the Securities,

o if bid prices are not available for any Securities, on the basis of current bid prices for comparable securities,

o    by appraisal, or

o    by any combination of the above.

Purchase by the Sponsor of Units Tendered for Redemption

     The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor maintains a bid in the secondary market, the Sponsor may purchase from you any Units tendered to the Trustee for redemption by making payment to you in an amount not less than the Redemption Price not later than the day on which the Units would otherwise have been redeemed by the Trustee. (See "Public Offering of Units-Secondary Market.") Units the Sponsor holds may be tendered to the Trustee for redemption as any other Units.

     The price of any Units the Sponsor resells will be the Public Offering Price determined in the manner provided in this Prospectus. See "Public Offering of Units-Public Offering Price." Any profit resulting from the resale of the Units will belong to the Sponsor. Likewise, the Sponsor will bear any loss resulting from a lower Public Offering or Redemption Price subsequent to its acquisition of the Units. (See "Public Offering of Units-Profit of Sponsor.")

                                     SPONSOR

     Prudential Investment Management Services LLC is a wholly-owned indirect subsidiary of Prudential Financial, Inc. and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Sponsor is a distributor for various open-end management companies and unit investment trusts.

Limitations on Liability


     The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture. However, the Sponsor will not be liable to you for (1) taking any action or (2) refraining from any action in good faith or (3) for errors in judgment or liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in case of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. (See "Sponsor-Responsibility.")

Responsibility


     The Trust is a unit investment trust and is not actively managed. The Indenture, however, permits the Sponsor to direct the Trustee to dispose of any Security in the Trust upon the happening of certain events (including the payment of the DSC) including without limitation, the following:

1. Default in the payment of principal or interest on any Security when due and payable,

2. Institution of legal proceedings seeking to restrain or enjoin the payment of any Security or attacking its validity,

3. A breach of covenant or warranty which could adversely affect the payment of debt service on the Security,

4. Default in the payment of principal or interest on any other outstanding obligations of the Issuer of any Security,

5.   In the case of a Security that is a revenue bond, a fall in revenues, based
     upon  official  reports.   substantially   below  the  estimated   revenues
     calculated to be necessary to pay principal and interest,

6. A decline in market price to such an extent, or such other market or credit factor, as in the opinion of the Sponsor would make retention of a Security detrimental to the Trust and to the interests of the Unit Holders,

7.   Refunding or refinancing of the Security, as set forth in the Indenture, or

8. The loss of Federal income tax exemption with respect to interest on the Security and,

in the case of an Insured Trust, a determination by the Sponsor that any insurance that may be applicable to the Security cannot be relied upon to maintain the interests of such Insured Trust to at least as great an extent as such disposition. An Insured Trust will obtain and pay a premium for the Permanent Insurance upon the sale of a Security if the Sponsor determines that such sale and payment of premium will result in a net realization of such Insured Trust greater than would the sale of the Security without the purchase of the Permanent Insurance.

     The Portfolio Supervisor and/or an affiliate intend to continuously monitor developments affecting the Securities in each Trust in order to determine whether they should direct the Trustee to dispose of any such Securities.

     It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an Issuer of any of the Securities to issue new obligations in exchange and substitution for any Security pursuant to a refunding or refinancing plan. However, the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the Issuer is in default with respect to such Security or (2) in the judgment of the Sponsor the Issuer will probably default in respect to such Security in the foreseeable future.

     The Trustee will hold any obligations it receives in exchange or substitution subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited in the Trust. Within five days after the deposit of obligations in exchange or substitution for any of the underlying Securities, the Trustee must give notice to you, identifying the Securities eliminated and the Securities substituted in their place. Except as stated in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited and any additional Securities supplementally deposited in the Trust and/or a Replacement Security is prohibited. (See "The Trust.")

Resignation


     If at any time the Sponsor (1) resigns under the Indenture or (2) fails to perform or becomes incapable of performing its duties under the Indenture or (3) becomes bankrupt or (4) if public authorities take over its affairs, the Indenture directs the Trustee to either (1) appoint a

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


successor Sponsor or Sponsors at rates of compensation that the Trustee deems reasonable not exceeding amounts that the Securities and Exchange Commission prescribes, or (2) terminate the Trust. The Trustee will promptly notify you of any such action.

                                     TRUSTEE

     The Trustee is JPMorgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York, 10017 and unit trust office at 14201 Dallas Parkway, 11th Floor, Dallas, Texas, 75254-2917. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in a Trust, the Trustee may use the services of the Depository Trust Company. These services may include (1) safekeeping of the Securities, (2) coupon-clipping, (3) computer book-entry transfer and (4) institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability


     The Trustee shall not be liable or responsible in any way for:

o depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates, or

o in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents.

     The Trustee, however, will be liable for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other authority having jurisdiction.

Responsibility


     For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders" and "Sponsor-Resignation."

Resignation


     By executing an instrument in writing and filing it with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or if public authorities take over its affairs, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee in the event that the Sponsor determines that the Trustee has materially failed to perform its duties under the Indenture and your interest has been substantially impaired as a result, and if such failure has continued for a period of sixty days following the Trustee's receipt of notice of such determination by the Sponsor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed or, if appointed, has not accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

                                    EVALUATOR

     The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 55 Water Street, New York, New York 10041.

Limitations on Liability


     The Trustee, Sponsor and Unit Holders may rely on any evaluation that the Evaluator furnished and shall have no responsibility for its accuracy. The Evaluator shall make determinations under the Indenture in good faith upon the basis of the best information available to it. However, the Evaluator shall be under no liability to the Trustee, the Sponsor or you for errors in judgment. This provision shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility


     The Indenture requires the Evaluator to evaluate the Securities in a Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day the Trustee desires or the Sponsor requests such evaluation.

Resignation


     The Evaluator may resign or the Sponsor may remove the Evaluator. In such an event, the Sponsor must use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by a successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment


     The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit Holders when such an amendment is:

o to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or

o to make such other provisions as shall not adversely affect the interests of the Unit Holders.

     The Sponsor and the Trustee may also amend the Indenture or waive the performance of any of the provisions of the Indenture with the consent of Unit Holders owning 51% of the Units of the Trust at the time outstanding for the purposes of (1) adding any provisions to or (2) changing in any manner or (3) eliminating any of the provisions of the Indenture or (4) modifying in any manner the rights of Unit Holders. The Sponsor or the Trustee may not amend the Indenture to (1) increase the number of Units issuable thereunder, (2) permit the deposit or acquisition of securities or other property either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for such Securities as initially provided in the Indenture, or (3) provide the Trustee with the power to engage in business or investment activities not specifically authorized in the Indenture as originally adopted or so as to adversely affect the characterization of the Trust as a grantor trust for federal income tax purposes. In the event of any amendment, the Trustee must promptly notify you of the substance of the amendment.

Termination


     The Trust may be terminated at any time (1) with the consent of the holders of 51% of the Units or (2) by the Trustee upon the direction of the Sponsor when the value of the Trust as shown on the last business day of June or December in any year is less than 40% of the principal amount of the Securities initially deposited as supplemented by the deposit of additional Securities, if any. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under "Summary of Essential Information in Part A."

     In the event of termination, the Trustee will send written notice to you. Within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust. After paying all expenses and charges that a Trust incurred, the Trustee will distribute to you, upon surrender for cancellation of your Certificate for Units, your pro rata share of the balances remaining in the Interest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if this sale were not required at this time. For this reason, among others, the amount you realize upon termination may be less than the principal amount of Securities represented by the Units that you hold.

Code of Ethics

     The Sponsor in connection with the Trust has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Trust portfolio transactions. Persons subject to the code of ethics are permitted to invest in securities that may be held by the Trust. The goal is to prevent fraud, deception, or misconduct against the Trust and to provide reasonable standards of conduct.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the Units offered hereby have been passed upon by Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                             INDEPENDENT ACCOUNTANTS

     The financial statements included in this Prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                  BOND RATINGS+

     All ratings except those identified otherwise are by Standard & Poor's Corporation.

Standard & Poor's Corporation


     A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

     The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information that the issuer furnished to Standard & Poor's and that Standard & Poor's obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

     The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default-capacity and willingness of the obligor to make the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

o    Nature of and provisions of the obligation; and

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA-This is the highest rating Standard & Poor's assigns to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA-Bonds rated AA have a very strong capacity to pay interest and repay principal, and in the majority of instances they differ from AAA issues only in small degrees.

     A-Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher-rated categories.

     BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity


-------------------

         + As described by the rating agencies.

to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

     Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.
Accordingly, you should exercise your own judgment with respect to such likelihood and risk.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories, which are AAA, AA, A, BBB, commonly known as "Investment Grade" ratings, are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Conditional rating(s), indicated by "Con," are given to bonds for which the continuance of the security rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows and/or the security rating is conditional upon the issuance of insurance by the respective insurance company.

Moody's Investors Service


     A brief description of the applicable Moody's Investors Service's rating symbols and their meanings is as follows:

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Those municipal bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al and Baal. In addition, Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Although Industrial Revenue Bonds and Environmental Control Revenue Bonds are tax-exempt issues, they are included in the corporate bond rating system.

     Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc.


     A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings is as follows:

     AAA-Bonds which are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA-Bonds which are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA.

     A-Bonds which are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB-Bonds which are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) Minus (-)-Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD" or "D" categories.

     Conditional-A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.



-------------------

NR-Not rated (credit characteristics comparable to A or better (BBB or better in the case of an insured trust) in the opinion of the Sponsor's affiliate on the Date of Deposit).

                         AUTHORIZATION FOR REINVESTMENT

                            NATIONAL MUNICIPAL TRUST

I hereby elect to participate in the Reinvestment Program to the extent indicated below and do authorize JPMorgan Chase Bank, Trustee, to direct distributions as indicated below to the Prudential Tax Free Money Fund, Inc. where such amounts shall immediately be invested into shares of the fund.

The foregoing authorization is subject in all respects to the terms and conditions of participation set forth in the National Municipal Trust prospectus and shall remain in effect until such time as I notify JPMorgan Chase Bank to the contrary in writing.

                                   (fold here)
--------------------------------------------------------------------------------

Soc.  Sec./Tax I.D. No.:

Series |_| Please reinvest all NMT series which I/we own |_| Please list below the specific series I/we wish to
                        reinvest




Check One         |_|   Reinvest Interest
                  |_|   Reinvest Principal
                  |_|   Reinvest Both Interest and Principal

Exact registration as it appears on your Units:







Street address:
City, State, Zip Code:
Unit Holder Signature(s):                    Date:
(all joint holders must sign)









                              Reinvestment Address
--------------------------------------------------------------------------------

                               JPMorgan Chase Bank
                               Attn: Dividend Reinvestment-Dept. A
                               P.O. Box 834
                               New York, N.Y. 10003

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

                  The facing sheet on Form S-6.

                  The Prospectus.

                  Signatures.

     Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

                  The following Exhibits:

        ****EX-3.(i)           -       Limited Liability Company Agreement for
                                        Prudential Investment Management
                                        Services LLC dated October 9, 1996,
                                        amended October 17, 1996.
        ****EX-3.(ii)          -       By-Laws of Prudential Investment
                                        Management Services LLC.
         ***EX-4               -       Trust Indenture and Agreement dated
                                        September 6, 1989.
          **EX-5               -       Opinion of counsel
          *EX-23               -       Consent of Kenny S&P Evaluation Services,
                                        a division of J.J. Kenny Co., Inc.
                                        (as evaluator).
      *****Ex-24               -       Powers of Attorney.
       ****Ex-99               -       Information as to Officers of Prudential
                                       Investment Management Services LLC is
                                       incorporated by reference to Form N-8B-2
                                       filed pursuant to Section 8 (b) of the
                                       Investment Company Act of 1940 (1940 Act
                                       File No. 811-2345).
       ****EX-99.2             -       Affiliations of Sponsor with other
                                       investment companies.
        ***EX-99.4             -       Investment Advisory Agreement.
       ****EX-99.A(11)         -       Code of Ethics

_________________________

*    Filed herewith.

**   Previously filed.

*** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as exhibits to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 164, Registration No. 33-66108 (filed February 28, 2000).

**** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as exhibits to Form N-8B-2 under the Investment Company Act of 1940 of National Municipal Trust (and Subsequent Trusts) formerly National Municipal Trust (First and subsequent National and State and similar series), File No. 811-2345 (filed June 29, 2001).

*****Incorporated  by reference to exhibits of same  designation  filed with the
     Securities and Exchange Commission as exhibits to the Registration Statement under the Securities Act of 1933 of National Equity Trust, Short-Term Low Five Covered Write Option Trust Series 5, Registration No. 333-98329 (filed August 19, 2002) and National Equity Trust, S&P 500 Strategy Trust Series 19, Registration No. 333-101790 (filed January 3,
     2003).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 169 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 26th day of September, 2003.

                 NATIONAL MUNICIPAL TRUST,
                 Series 169
                 (Registrant)

                 By PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
                 (Sponsor/Depositor)


                 /s/ Richard R. Hoffmann
                     -------------------
                     Richard R. Hoffmann              Vice President and
                                                       Attorney-in-Fact


                 /s/ ________*__________
                     Robert F. Gunia                  President



                 /s/ ________*__________
                     Michael J. McQuade               Chief Financial Officer,
                                                       Comptroller


                 By PIFM HOLDCO, INC.
                 (Manager of Prudential Investment Management Services LLC)


                 By: /s/ Richard R. Hoffmann
                         Richard R. Hoffmann
                         authorized signatory for PIFM Holdco, Inc.


_________________
* By Richard R. Hoffmann pursuant to Powers of Attorney previously filed.

                               CONSENT OF COUNSEL


     The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration Statement.

                         CONSENT OF INDEPENDENT AUDITORS


     We hereby consent to the use in this Post-Effective Amendment No. 9 to Registration Statement No. 33-53569 on Form S-6 ("Registration Statement") of our report dated September 19, 2003, relating to the financial statements of National Municipal Trust, Series 169 which appears in such Registration Statement. We also consent to the reference to us under the heading "Independent Auditors" in such Registration Statement.

PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
September 26, 2003